Intangible Assets Other Than Goodwill - Schedule (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Cost		$ 0
Disposals - Cost		(10,498)
Cost		0	$ 0	$ 10,498
Additions - Accumulated Amortization		(776)
Disposals - Accumulated Amortization		7,974
Accumulated Amortization		0	0	(7,198)
Additions - Net Book Value		(776)
Disposals - Net Book Value		(2,524)
Net Book Value		0	0	3,300
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Additions - Cost		0
Disposals - Cost	[1]	5,819
Cost		0	0	(5,819)
Additions - Accumulated Amortization		317
Disposals - Accumulated Amortization	[1]	(3,258)
Accumulated Amortization		0	0	2,941
Additions - Net Book Value		317
Disposals - Net Book Value	[1]	2,561
Net Book Value		$ 0	$ 0	$ (2,878)

[1]	On June 18, 2015, Navios Acquisition sold all of the outstanding shares of capital stock of two of Navios Acquisition's vessel-owning subsidiaries (Sikinos Shipping Corporation and Shinyo Dream Limited) to Navios Midstream. The carrying amount of the favorable leases was $2,524 and of the unfavorable leases was $(2,561).